Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FEDERATED HERMES CORE TRUST
Entity Central Index Key	0001034106
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000024828
Shareholder Report [Line Items]
Fund Name	Mortgage Core Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mortgage Core Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mortgage Core Fund	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Mortgage Backed Securities Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return.

Top Contributors to Performance

  Interest rate strategy was additive to relative performance as effective duration greater than the Index proved beneficial in the declining rate environment.

  Sector allocation positively impacted Fund performance as dollar roll proceeds invested in collateralized mortgage floaters (CMOs) added incremental income and benefited from tightening spreads.

  The Fund used derivatives as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund used for these purposes were U.S. Treasury futures contracts. For the reporting period, the use of futures contracts positively contributed to Fund performance relative to the Index.

Top Detractors from Performance

  Security selection acted as a drag on relative Fund performance, attributable to holdings of mortgage-backed securities issued by Fannie Mae and Freddie Mac.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Mortgage Core Fund	Bloomberg US Aggregate Bond Index	Bloomberg US Mortgage Backed Securities Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,230	$10,265	$10,167
12/31/2017	$10,512	$10,628	$10,419
12/31/2018	$10,628	$10,630	$10,522
12/31/2019	$11,300	$11,556	$11,190
12/31/2020	$11,831	$12,424	$11,624
12/31/2021	$11,726	$12,232	$11,502
12/31/2022	$10,369	$10,641	$10,144
12/31/2023	$10,907	$11,229	$10,656
12/31/2024	$11,059	$11,369	$10,784
12/31/2025	$12,036	$12,199	$11,709

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Mortgage Core Fund	8.84%	0.34%	1.87%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg US Mortgage Backed Securities Index	8.58%	0.15%	1.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 4,737,553,309
Holdings Count | Holding	430
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	172.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,737,553,309 Number of Investments430 Portfolio Turnover172% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)16% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	1.2%
Non-Agency Mortgage-Backed Securities	1.3%
Cash Equivalents	3.6%
Collateralized Mortgage Obligations	15.9%
U.S. Government Agency Mortgage-Backed Securities	96.0%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 3, 2026, Todd A. Abraham, CFA, will retire from the Fund’s Adviser and will no longer serve as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024830
Shareholder Report [Line Items]
Fund Name	High Yield Bond Core Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Yield Bond Core Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Core Fund	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide high current income.

Top Contributors to Performance

  The Fund’s relative performance was positively impacted by security selection in the Midstream, Building Materials, Retailers, Consumer Products and Chemicals industry sectors.

  The Fund was positively impacted by its underweight allocation to the underperforming Retailer industry sector and underweight allocation to the Midstream industry sector.

  Specific Fund holdings that positively impacted performance relative to the Index included: Foundation Building Materials; Allied Universal; Seagate; Beach Acquisition and Trivium.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Cable & Satellite, Healthcare, P&C, Pharmaceuticals and Food & Beverage industry sectors.

  The Fund was negatively impacted by its underweight allocation to the strong performing Media & Entertainment industry sector. The Fund was also negatively impacted by its overweight allocation to the Technology industry sector given its lagging performance versus the Index total return. Given the strong absolute performance during the period, the Fund’s cash position was also a drag on relative performance.

  Specific Fund holdings that negatively impacted performance relative to the Index included: Condor Merger; Warner Media; DISH DBS; Organon and Community Health.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	High Yield Bond Core Fund	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,590	$10,265	$11,713
12/31/2017	$12,465	$10,628	$12,592
12/31/2018	$12,196	$10,630	$12,329
12/31/2019	$14,048	$11,556	$14,095
12/31/2020	$14,903	$12,424	$15,088
12/31/2021	$15,711	$12,232	$15,882
12/31/2022	$13,832	$10,641	$14,106
12/31/2023	$15,828	$11,229	$16,002
12/31/2024	$16,931	$11,369	$17,313
12/31/2025	$18,442	$12,199	$18,806

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
High Yield Bond Core Fund	8.93%	4.35%	6.31%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	8.62%	4.50%	6.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,059,172,673
Holdings Count | Holding	463
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,059,172,673 Number of Investments463 Portfolio Turnover35% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Building Materials	3.2%
Independent Energy	3.3%
Automotive	3.6%
Chemicals	3.9%
Gaming	4.0%
Health Care	5.2%
Cable Satellite	5.3%
Midstream	5.5%
Insurance - P&C	9.0%
Technology	14.0%

Material Fund Change [Text Block]